Earnings per share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Summary of Weighted Average Number of Shares Used in Computation

	2025	2024	2023
Weighted average number of shares used in computing basic earnings per share	37,271,281	34,032,544	32,770,665
Weighted average number of shares used in computing diluted earnings per share	37,271,281	34,032,544	32,770,665